American Century Investments®
Quarterly Portfolio Holdings
American Century® Low Volatility ETF (LVOL)
November 30, 2023

Low Volatility ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 3.0%
General Dynamics Corp.	1,282	316,615
Beverages — 5.0%
Coca-Cola Co.	5,637	329,426
PepsiCo, Inc.	1,175	197,741
		527,167
Capital Markets — 2.3%
BlackRock, Inc.	156	117,192
Intercontinental Exchange, Inc.	280	31,875
Moody's Corp.	119	43,430
S&P Global, Inc.	114	47,405
		239,902
Chemicals — 3.2%
Linde PLC	810	335,154
Commercial Services and Supplies — 5.4%
Cintas Corp.	378	209,128
Republic Services, Inc.	963	155,852
VERALTO Corp.(1)	42	3,245
Waste Management, Inc.	1,151	196,809
		565,034
Communications Equipment — 3.1%
Cisco Systems, Inc.	6,615	320,034
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	237	140,479
Walmart, Inc.	262	40,791
		181,270
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	3,620	138,755
Electric Utilities — 0.4%
American Electric Power Co., Inc.	356	28,320
Constellation Energy Corp.	61	7,383
Duke Energy Corp.	63	5,814
		41,517
Electronic Equipment, Instruments and Components — 6.6%
Amphenol Corp., Class A	3,744	340,666
Keysight Technologies, Inc.(1)	1,003	136,298
TE Connectivity Ltd.	1,613	211,303
		688,267
Financial Services — 9.2%
Berkshire Hathaway, Inc., Class B(1)	975	351,000
Fiserv, Inc.(1)	243	31,738
Mastercard, Inc., Class A	464	192,017
Visa, Inc., Class A	1,497	384,250
		959,005
Food Products — 0.4%
Mondelez International, Inc., Class A	517	36,738
Health Care Equipment and Supplies — 5.1%
Abbott Laboratories	3,315	345,721
Medtronic PLC	2,318	183,748
		529,469

Health Care Providers and Services — 0.4%
UnitedHealth Group, Inc.	81	44,791
Hotels, Restaurants and Leisure — 3.5%
McDonald's Corp.	1,088	306,642
Yum! Brands, Inc.	474	59,511
		366,153
Household Products — 4.0%
Colgate-Palmolive Co.	656	51,673
Procter & Gamble Co.	2,415	370,751
		422,424
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	566	110,891
Insurance — 6.3%
Chubb Ltd.	987	226,447
Hartford Financial Services Group, Inc.	525	41,034
Marsh & McLennan Cos., Inc.	1,388	276,795
Travelers Cos., Inc.	177	31,970
W R Berkley Corp.	1,067	77,411
		653,657
Interactive Media and Services — 2.1%
Alphabet, Inc., Class A(1)	1,647	218,277
IT Services — 7.0%
Accenture PLC, Class A	1,139	379,446
Amdocs Ltd.	1,749	146,514
Cognizant Technology Solutions Corp., Class A	2,322	163,422
VeriSign, Inc.(1)	198	42,016
		731,398
Life Sciences Tools and Services — 0.6%
Danaher Corp.	266	59,400
Machinery — 3.6%
Cummins, Inc.	249	55,816
Dover Corp.	426	60,134
IDEX Corp.	142	28,638
Illinois Tool Works, Inc.	248	60,068
Ingersoll Rand, Inc.	506	36,144
Nordson Corp.	561	132,026
		372,826
Media — 1.4%
Comcast Corp., Class A	3,403	142,552
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	2,512	124,042
Eli Lilly & Co.	21	12,412
Johnson & Johnson	2,418	373,968
Merck & Co., Inc.	700	71,736
		582,158
Semiconductors and Semiconductor Equipment — 3.1%
Broadcom, Inc.	239	221,249
NXP Semiconductors NV	234	47,755
Skyworks Solutions, Inc.	510	49,434
		318,438
Software — 8.0%
ANSYS, Inc.(1)	118	34,617
Autodesk, Inc.(1)	153	33,420
Dolby Laboratories, Inc., Class A	1,116	96,121
Microsoft Corp.	1,418	537,294

Salesforce, Inc.(1)	280	70,532
Synopsys, Inc.(1)	122	66,274
		838,258
Specialty Retail — 2.1%
Home Depot, Inc.	617	193,423
Lowe's Cos., Inc.	145	28,831
		222,254
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	1,508	286,445
Trading Companies and Distributors — 0.4%
Fastenal Co.	722	43,298
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	299	44,984
TOTAL COMMON STOCKS (Cost $9,364,666)		10,337,131
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $86,598)	86,598	86,598
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $9,451,264)		10,423,729
OTHER ASSETS AND LIABILITIES — 0.1%		15,390
TOTAL NET ASSETS — 100.0%		$10,439,119

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.